Certain Litigation Charges, Net (Detail) (USD $)	12 Months Ended				3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended
	Apr. 25, 2014	Apr. 26, 2013	Apr. 27, 2012	Apr. 25, 2014 INFUSE Product Liability Litigation	Oct. 26, 2012 Litigation with Edwards Lifesciences Corporation	Apr. 25, 2014 Litigation with Edwards Lifesciences Corporation	Apr. 26, 2013 Litigation with Edwards Lifesciences Corporation	Apr. 27, 2012 Federal Securities Class Action Initiated by Minneapolis Firefighters' Relief Association	Apr. 27, 2012 Federal Securities Class Action Initiated by Minneapolis Firefighters' Relief Association
Loss Contingencies
Certain litigation charges, net	$ 770,000,000	$ 245,000,000	$ 90,000,000	$ 140,000,000	$ 245,000,000	$ 589,000,000	$ 245,000,000		$ 90,000,000
Settlement amount								85,000,000
Litigation fees								$ 5,000,000